INVENTORY	6 Months Ended
Jun. 30, 2018
Inventories [Abstract]
INVENTORY
INVENTORY

(US $ millions)	Jun 30, 2018	Dec 31, 2017
Raw materials	$74	$68
Finished goods	83	74
Operating and maintenance supplies	87	82
	$244	$224

At period-end, the provision to reflect inventories at the lower of cost and net realizable value was $12 million (December 31, 2017 – $14 million).